Annual Operating Expenses - FidelitySmallCapETF-PRO - FidelitySmallCapETF-PRO - Fidelity Enhanced Small Cap ETF - Fidelity Enhanced Small Cap ETF	Jun. 29, 2024
Operating Expenses:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.28%

[1]	A Based on estimated amounts for the current fiscal year.